Cash Distributions and Net Income Per Unit Calculation of Earnings per Unit (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended			3 Months Ended								11 Months Ended	12 Months Ended
	Nov. 14, 2014	May 30, 2014	Aug. 30, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Net income attributable to all partners				$ 21.4	$ 20.2	$ 1.2	$ 13.2	$ 17.3	$ 13.7	$ 15.8	$ 11.8		$ 71.8	$ 83.4
General partner distributions (including incentive distribution rights)	20.5	19.2	19.8									1.2	2.6
Distributions (greater than) less than earnings												6.2	(24.7)
Common Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions												25.6	45.3
Weighted average units outstanding (basic) (in shares)												15.7	19.7
Earnings per share, basic and diluted (in dollar per share)												$ 1.81	$ 1.58
Subordinated Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions												25.6	32.8
Weighted average units outstanding (basic) (in shares)												15.7	15.7
Earnings per share, basic and diluted (in dollar per share)												$ 1.81	$ 1.43
General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner distributions (including incentive distribution rights)												1.2	2.6
Distributions (greater than) less than earnings												0.4	(0.2)
Total partner earnings												26.4	18.2
Limited Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner distributions (including incentive distribution rights)												25.6	45.3
Distributions (greater than) less than earnings												2.9	(14.2)
Total partner earnings												28.5	31.1
Limited Partner Subordinated
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner distributions (including incentive distribution rights)												25.6	32.8
Distributions (greater than) less than earnings												2.9	(10.3)
Total partner earnings												28.5	22.5
Predecessor
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Net income attributable to all partners													15.8	24.8	82.8
Successor
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Net income attributable to all partners												$ 58.6	$ 56.0	$ 58.6	$ 0